INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ 38,854	$ 12,175	$ 21,095
Foreign	6,461	(2,560)	(6,557)
Income before Taxes on Income	$ 45,315	$ 9,615	$ 14,538